SEPTEMBER 25, 1995

DEAR
================
SHAREHOLDER:
================

During the six months ended August 31, the first half of our 1996 fiscal year, interest rates dropped sharply. Prices of municipal bonds consequently benefited, although not as much as other fixed-income securities due to the uncertainty generated by Congressional proposals for federal income tax relief.

===============================================================================
TOTAL RETURN
                                                    Six Months
                                                      Ended
                                                 August 31, 1995
                                                 ---------------
Tax-Free Pennsylvania Fund A                          +5.59%
Lipper PA Municipal Bond
  Fund Average                                        +4.88%

Tax-Free Pennsylvania Fund's performance is based on net asset value and reflects reinvestment of monthly dividends. Performance information for all Fund classes can be found on page 4.
===============================================================================

         Tax-Free Pennsylvania Fund A Class provided a total return of +5.59% at net asset value during the period (capital change plus reinvested dividends), outperforming the Lipper Analytical Services' average of 58 Pennsylvania municipal bond funds as shown in the table above.
         Early in 1995, amid signs of slower economic growth, the bond market correctly anticipated a reversal of Federal Reserve Board policy. Both government and corporate bond prices rose. However, the municipal bond rally was halted in May after "flat tax" proposals were introduced in Congress.
         Bond prices on longer term municipal issues have underperformed relative to prices of U.S. Treasuries since the spring of 1995. Indeed, average prices for Pennsylvania municipal bonds with 25- to 30-year maturities were slightly lower as of August 31 than six months earlier.
        The primary reason for the weakness was fear that pending proposals to end taxation of investment income would, if enacted into law, reduce the value of municipal bonds relative to U.S. Treasuries and corporate bonds. While it appears some change in federal tax policy is likely, what form that change will take is still unclear. We view promises of a new deal for income tax payers skeptically since there are many obstacles to substantial reform.
         Despite the current uncertainty, we believe the long-term prospects of the municipal bond market appear positive. Credit quality as measured by rating services is improving, notably in Philadelphia. The supply of new Pennsylvania issues continues to decline. We are confident that the disciplined strategy employed by Tax-Free Pennsylvania Fund -- the nation's oldest single-state tax-free fund -- can help our more than 24,000 investors benefit from the state's municipal bond market regardless of what happens in Washington.

Sincerely,


/s/ Wayne A. Stork
-------------------
Wayne A. Stork
Chairman

PORTFOLIO
===========
MANAGER'S
===========
REVIEW
===========

As you can see in the chart below, short-term Pennsylvania municipal bond yields have dropped substantially since February while yields on bonds with maturities of 25- to 30-years have risen slightly. Part of the short-term rate drop is attributable to a slowing economy. In addition, investors have flocked to short-term rather than long-term municipal debt because of the uncertainty generated by congressional tax proposals. In a similar 20- to 30-year maturity range, Pennsylvania municipal bonds were yielding about 90% of comparable maturity U.S. Treasury bonds as of August 31, a level we consider very attractive. The chart above shows that as of August 31 long-term Pennsylvania bonds offered a higher tax-adjusted average yield than long-term U.S. Treasuries for investors in a middle-income tax bracket.

===============================================================================
Pennsylvania Municipal Bond and
U.S. Treasury Yield Curves

                                                                Treasury
                       Pennsylvania       Pennsylvania         Bond Yields
                       Bond Yields        Bond Yields         as of 8/31/95
                      as of 2/28/95      as of 8/31/95       (Tax-adjusted)

 3 Month                  4.04               3.42                 3.92
 6 Month                  4.20               3.52                 3.97
 1 Year                   4.65               3.85                 4.06
 2 Years                  4.86               4.05                 4.23
 3 Years                  4.98               4.25                 4.29
 4 Years                  5.08               4.40                 4.33
 5 Years                  5.18               4.55                 4.38
 7 Years                  5.32               4.80                 4.44
10 Years                  5.50               5.10                 4.52
15 Years                  5.80               5.70                 4.59
20 Years                  5.95               5.97                 4.65
30 Years                  6.05               6.11                 4.78

The U.S. Treasury yield curve shown here is adjusted downward to reflect the payment of taxes for an investor in the 28% tax bracket. The Pennsylvania bonds on which yield curve is based vary in quality, unlike U.S. Treasury bonds.
Source: Bloomberg Business News
===============================================================================

TAX REFORM UNCERTAINTY DURING A PERIOD OF FALLING INTEREST RATES HAS CAUSED YIELDS ON LONG-TERM PENNSYLVANIA MUNICIPAL BONDS TO EXCEED AFTER-TAX YIELDS ON LONG-TERM U.S. TREASURIES FOR INVESTORS IN THE 28% BRACKET.

THE FUND'S INVESTMENT STRATEGY
Since February, Tax-Free Pennsylvania Fund has sold some older bonds we thought might be subject to call risk (refinancing by the issuer) and increased our position in bonds selling for less than their original issue price, in some cases buying bonds at 15% to 20% discounts from face value. We believe that interest rates have room to fall by a full percentage point within a year or two given the current state of the U.S. economy and this approach should position the Fund very well for that scenario.
         Our strategy is consistent with our objective of enhancing the level of dividends as well as maintaining reasonable safety of principal. We increased the average maturity of our portfolio very slightly from 21.4 years as of February 28 to 21.7 years as of August 31. Average quality remained AA.

         Since February, we have increased the Fund's commitment to revenue bonds -- those bonds that are generally funded by "user fees" as opposed to general obligation securities which are funded by state income and sales taxes. In our opinion, revenue bonds -- which include Pennsylvania Turnpike, sewer, water and college bonds -- have a funding source that we believe is more predictable than sales and property taxes, which fund general obligation securities. Recent prices on revenue bonds have been attractive, in our opinion.
         Over the longer term, we believe Pennsylvania investors will benefit from the need to fund infrastructure projects as well as meet social needs ranging from higher education to criminal justice. During the last six-month period, we increased our position in bonds that finance private colleges, and our single largest bond holding finances a judicial complex in Philadelphia.
         We have lowered the percentage of the Fund's portfolio devoted to hospital revenue bonds from 16% to 14% of net assets during the past six months. We believe the industry's dynamics are less than ideal. Increased industry competition and hospital mergers have resulted in greater risk.
         Tax-Free Pennsylvania Fund continues to offer diversification in terms of intrastate geography. We own municipal bonds issued by Philadelphia in the eastern part of Pennsylvania, rural communities in central counties and western cities, such as Pittsburgh, whose economies are to a large degree linked to the Midwest.

THE HISTORY OF MUNICIPAL BOND YIELDS
HAS SHOWN THAT MARKET TURMOIL
RELATED TO PROPOSED CHANGES IN
FEDERAL TAX POLICY HAS GENERALLY
BEEN TEMPORARY.

MARKET OUTLOOK
Even amid the prospect of federal tax reform, we are optimistic about the future of the municipal bond market. Overall investor demand, although it has temporarily shifted to short-term securities, remains stable, and we don't see excessive growth in the economy. Consequently, we see no significant increase in inflation.
         The supply of new Pennsylvania municipal bond issues has declined substantially in the first six months of calendar year 1995. According to THE BOND BUYER, a trade journal, only $2.96 billion in new bonds were issued by Pennsylvania municipalities between January and June, compared to $5.67 billion in new issues during the same period a year earlier.
         Overall credit quality of the Pennsylvania municipal market has improved. Moody's Investors Services upgraded the credit rating of 11 municipal bond issuers in the state in the eight months ended August 31
-- including Philadelphia's bond rating (from Ba to Baa).
That compares with only eight upgrades for all of calendar year 1994. Moody's rates the bonds of several hundred Pennsylvania issuers.
         History has shown that market turmoil related to proposed changes in federal tax policy has generally been temporary. Despite tax cuts in the early 1980s and the 1986 Federal Tax Reform Act, municipal bond prices have steadily risen since 1981, according to figures compiled by THE BOND BUYER. Based on that information, we believe that patient municipal bond investors who are more focused on economic factors such as interest rates and credit quality than political promises are likely to be rewarded.
         Even if Congress does alter tax policy at the federal level, municipal governments across Pennsylvania will still need private investors, and therefore must offer competitive interest rates to fund operations, refinance debt or make capital improvements. At this writing the "flat tax" proposal is on the back burner relative to other issues. We believe income-oriented investors in Pennsylvania will continue to choose municipal bonds as a prudent way to reduce their substantial tax liability to the state and local governments and diversify their portfolios.


/s/ J. Michael Pokorny
------------------------
J. Michael Pokorny
Senior Portfolio Manager

A Look at
============
Long-Term
============
Performance
============

As you can see from the chart below, an investor who bought $10,000 worth of Tax-Free Pennsylvania Fund A Class shares on August 31, 1985 would have received $10,335 in dividends through August 31, 1995, dividends that have been free from federal income tax, though the alternative minimum tax may have applied.

===============================================================================

Tax-Free Pennsylvania Fund A Class
Dividend History

$10,000 Investment 1985 - 1995
Total Dividends $10,335

12 Months Ended 8/31:

1986      $  849.78            1991      $1,069.34
1987      $  843.92            1992      $1,119.51
1988      $  900.11            1993      $1,142.80
1989      $  962.92            1994      $1,182.93
1990      $1,019.96            1995      $1,244.05

Chart assumes $10,000 invested on Aug. 31, 1985 and includes the impact of the 4.75% sales charge and the reinvestment of all dividends. Dividends for B Class shares can be expected to be lower than A Class dividends due to different sales charges and expenses.

===============================================================================

         We believe Tax-Free Pennsylvania Fund's 10-year record -- a period that includes the 1986 Tax Reform Act and the implementation of the alternative minimum tax -- illustrates the long-term potential of investing in Pennsylvania municipal bonds.

                     TAX-FREE PENNSYLVANIA FUND PERFORMANCE
                      Total Return through August 31, 1995
                              CLASS A (EST. 1977)
                          Average Annual Total Returns
                        10-year                 +8.24%
                        Five Years              +7.28%
                        One Year                +2.00%
                             Including Sales Charge

                              CLASS B (EST. 1994)
                          Average Annual Total Returns
                          Lifetime
                          +6.01% Excluding Sales Charge
                          +3.05% Including Sales Charge
                        One Year
                          +6.16% Excluding Sales Charge
                          +2.16% Including Sales Charge


TAX-FREE PENNSYLVANIA FUND'S RETURN AND SHARE VALUE FLUCTUATE WITH RISING AND FALLING INTEREST RATES SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. UP TO 20% OF THE ASSETS OF THE FUND MAY BE INVESTED IN MUNICIPAL SECURITIES THAT GENERATE INCOME SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

CLASS A returns reflect the 4.75% maximum sales charge, reinvestment of all distributions, and for periods after June 1, 1992, a 12b-1 fee of up to 0.30%.

CLASS B performance reflects the reinvestment of all distributions. Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year. Lifetime performance "excluding sales charge" assumes the investment was not redeemed. Class B was initially offered on May 2, 1994.

FINANCIAL
===========
STATEMENTS
===========

DMC TAX-FREE INCOME TRUST-PENNSYLVANIA*
STATEMENT OF NET ASSETS
AUGUST 31, 1995
(UNAUDITED)

                                                                                                          Principal        Market
                                                                                                            Amount          Value
MUNICIPAL BONDS -- 99.65%
State General Obligation Bonds -- 4.59%
Pennsylvania State First Series General Obligation 5.375% 5/1/08 (AMBAC) .............................    $ 5,000,000    $ 5,050,000
Pennsylvania State First Series General Obligation 5.375% 4/15/12 ....................................      2,000,000      1,915,000
Pennsylvania State Second Series General Obligation Series A 6.60% 11/1/01 ...........................      5,000,000      5,293,750
Pennsylvania State Second Series General Obligation 5.25% 6/15/06 ....................................      9,405,000      9,440,269
Pennsylvania State Second Series General Obligation 5.25% 6/15/07 ....................................      9,865,000      9,815,675
Pennsylvania State Second Series General Obligation 5.25% 6/15/12 ....................................      5,000,000      4,725,000
Pennsylvania State Third Series General Obligation 5.00%  9/1/12 .....................................     11,245,000     10,317,288
                                                                                                                         -----------
                                                                                                                          46,556,982
                                                                                                                         -----------
Higher Education Revenue Bonds-- 8.68%
Dauphin County College Revenue (Holy Family College) 7.50% 12/1/19 ...................................     10,000,000     10,375,000
Delaware County Authority University Revenue
 (Haverford College) 5.50% 11/15/23 (MBIA) ...........................................................      2,215,000      2,073,794
 (Villanova University) (Escrowed to Maturity) 9.625% 8/1/02 .........................................        555,000        675,019
 (Villanova University) 5.50% 8/1/23 (MBIA) ..........................................................      2,500,000      2,362,500
 (Villanova University) 5.80% 8/1/25 (AMBAC) .........................................................      7,000,000      6,860,000
Northampton County Higher Education Authority University Revenue (Lehigh University) 7.10% 9/1/05 ....      2,140,000      2,297,825
Pennsylvania Higher Education Facilities Authority College Revenue
 (Elizabethtown College) 6.50% 6/15/15 ...............................................................      6,700,000      6,792,125
 (Hahnemann University) 6.90% 7/1/21 (MBIA) ..........................................................     13,000,000     14,137,500
 (LaSalle University) (Escrowed to Maturity) 9.50% 5/1/03 ............................................        455,000        531,781
 (Rosemont College) 8.00% 12/1/16 ....................................................................        250,000        252,500
 (Temple University) 5.75% 4/1/31 (MBIA) .............................................................      8,000,000      7,820,000
Pennsylvania Higher Education Facilities Authority State System Revenue  5.75% 6/15/20 (AMBAC) .......     17,730,000     17,419,725
Pennsylvania State University
 5.25% 3/1/08 ........................................................................................      3,530,000      3,441,750
 5.50% 8/15/16 .......................................................................................      5,000,000      4,800,000
Swarthmore Borough Authority (Swarthmore College)
 7.375% 9/15/08 ......................................................................................        990,000      1,069,200
 6.00% 9/15/12 .......................................................................................      7,000,000      7,078,750
                                                                                                                         -----------
                                                                                                                          87,987,469
                                                                                                                         -----------
Hospital Revenue Bonds -- 13.69%
Allegheny County Hospital Development Authority Revenue Refunding
(Allegheny Valley Hospital Facility Management Corporation and Allegheny Valley Hospital)
 7.50% 8/1/13 ........................................................................................      4,275,000      4,446,000
(Mercy Hospital-Pittsburgh) 7.375% 4/1/15 ............................................................      1,000,000      1,028,750

---------
*This Fund is known and does business as Tax-Free Pennsylvania Fund.

                                                                                                            Principal       Market
                                                                                                              Amount        Value
MUNICIPAL BONDS (Continued)
Hospital Revenue Bonds (Continued)
 (St. Margaret Memorial Hospital) 9.80% 7/1/10 .......................................................   $  2,500,000   $  2,584,375
 (South Hills Health) 6.00% 5/1/20 ...................................................................      1,500,000      1,460,625
Delaware County Authority Hospital Revenue (Riddle Memorial Hospital) 7.125% 1/1/10 ..................      1,130,000      1,165,313
Langhorne Manor Borough Higher Education & Health Authority Revenue (Lower Bucks Hospital)
 7.35% 7/1/22 ........................................................................................     10,700,000     10,084,750
Monroeville Hospital Authority Revenue (Forbes Health System) 7.00% 10/1/13 ..........................      7,000,000      7,192,500
Pennsylvania Higher Education Facilities Authority (The Medical College of Pennsylvania) 7.50% 3/1/14       1,000,000      1,030,000
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue
 (Albert Einstein Medical Center) 7.625% 4/1/11 ......................................................     19,110,000     20,352,150
 (Children's Hospital, Philadelphia) 5.25% 2/15/10 ...................................................      5,500,000      5,204,375
 (Childrens Hospital, Philadelphia) 5.00% 2/15/21 ....................................................      5,200,000      4,426,500
 (Children's Seashore House Series A) 7.00% 8/15/17 ..................................................      3,100,000      3,181,375
 (Children's Seashore House Series B) 7.00% 8/15/22 ..................................................      2,100,000      2,155,125
 (Jeanes Health System Project) 6.85% 7/1/22 .........................................................     18,020,000     17,254,150
 (Pennsylvania Hospital) 7.25% 7/1/14 ................................................................      7,315,000      7,452,156
 (Presbyterian Medical Center) (Escrowed to Maturity) 6.65% 12/1/19 ..................................     13,000,000     14,332,500
 (Roxborough Memorial Hospital) 7.25% 3/1/24 .........................................................     12,645,000     11,269,856
 (Temple University Hospital) 6.625% 11/15/23 ........................................................      7,500,000      7,546,875
Sayre-Health Care Facilities (VHA of Pennsylvania, Inc.) (Capital Asset Financing
Program-Guthrie Medical Center)
 Series A 7.625% 12/1/15 (AMBAC) .....................................................................      1,000,000      1,110,000
 Series B 7.625% 12/1/15 (AMBAC) .....................................................................      2,490,000      2,763,900
 Series 91A 6.00% 3/1/21 (AMBAC) .....................................................................      7,000,000      7,026,250
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (Allied Services
 Rehabilitation Hospitals) 7.60% 7/15/20 .............................................................      5,640,000      5,717,550
                                                                                                                         -----------
                                                                                                                         138,785,075
                                                                                                                         -----------
Housing Revenue Bonds -- 5.41%
Montgomery County Multi-Family Housing (KBF Associates Project)
 6.50% 7/1/25 ........................................................................................     19,810,000     18,472,825
 7.25% 7/1/25 ........................................................................................     15,185,000     14,065,106
Montgomery County Housing Redevelopment Authority (Montgomery Woods Project) 7.50% 1/1/24 ............     11,405,000     11,347,975
Pennsylvania Housing Finance Agency
 7.50% 10/1/10 .......................................................................................      1,250,000      1,315,625
 7.45% 4/1/16 ........................................................................................      2,000,000      2,072,500
Philadelphia Redevelopment Authority Home Improvement Series 86A 7.375% 6/1/03 (FHA) .................      1,820,000      1,849,575
Philadelphia Redevelopment Authority Home Mortgage Series 86A (GNMA) 7.125% 12/1/13 ..................        500,000        513,125
Pittsburgh Urban Redevelopment Authority Mortgage Revenue
 Series 87B 8.30% 4/1/17 .............................................................................        800,000        831,000
 Series 86A 7.625% 10/1/17 ...........................................................................      4,300,000      4,412,875
                                                                                                                         -----------
                                                                                                                          54,880,606
                                                                                                                         -----------
Pollution Control Revenue Bonds -- 8.76%
Beaver County Industrial Development Authority Pollution Control Revenue
(Cleveland Electric Project)
7.625% 5/1/25 ........................................................................................     13,500,000     13,786,875
7.75% 7/15/25 ........................................................................................     10,000,000     10,312,500

6

                                                                                                           Principal     Market
                                                                                                             Amount       Value
MUNICIPAL BONDS (Continued)
Pollution Control Revenue Bonds (Continued)
Delaware County Industrial Development Authority Pollution Control Revenue
(Philadelphia Electric Co.)
 7.375% 4/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $10,250,000   $10,967,500
Lehigh County Industrial Development Authority Pollution Control Revenue
 6.40% 11/1/21 (MBIA). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,000,000     7,245,000
 5.50% 2/15/27 (MBIA). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,500,000    14,531,250
 6.40% 9/1/29 (MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000,000    15,543,750
Montgomery County Industrial Development Authority Pollution Control Revenue
(Philadelphia Electric Co.)
 8.875% 6/1/16 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,500,000     5,761,250
 6.70% 12/1/21 (MBIA). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,000,000    10,625,000
                                                                                                                         ----------
                                                                                                                         88,773,125
                                                                                                                         ----------
Pre-Refunded Bonds - 31.75%***
Allegheny County Hospital Development Authority (Magee-Womens Hospital)
 8.25% 10/1/13-97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000,000     5,506,250
Allegheny County Sanitation Authority Revenue
 Series 86A 7.50% 12/1/16-99 (FGIC). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,780,000     1,978,025
 Series 86B 7.50% 12/1/16-99 (FGIC). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,020,000     4,467,225
 Series 91C 6.50% 12/1/16-01 (FGIC). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,500,000     4,995,000
Berks County General Obligation 7.25% 11/15/20-00 (FGIC) . . . . . . . . . . . . . . . . . . . . . . .      6,700,000     7,705,000
Berks County Municipal Authority Higher Education Revenue (Trustees of the University of
 Pennsylvania) 7.00% 9/1/15. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,325,000     9,861,188
Berks County Municipal Authority Revenue (The Highlands at Wyomissing Project) 9.125% 10/1/17-97 . . .      4,000,000     4,395,000
Bucks County Water and Sewer Authority Revenue
 (Collection Sewer System) 7.00% 12/1/19-97 (FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .      4,240,000     4,510,300
 (Southwest Region Water System) Series C 7.00% 12/1/19-97 (FGIC). . . . . . . . . . . . . . . . . . .      1,000,000     1,063,750
Delaware County Authority University Revenue (Haverford College) 7.375% 11/15/20-00 (MBIA) . . . . . .      3,275,000     3,782,625
Delaware River Joint Toll Bridge Commission Bridge System Revenue 7.875% 7/1/18-98 . . . . . . . . . .      4,600,000     5,134,750
Derry Area School District 6.50% 2/1/20-01 (MBIA). . . . . . . . . . . . . . . . . . . . . . . . . . .      3,185,000     3,495,539
Doylestown Hospital Authority (Doylestown Hospital) Series C 6.90% 7/1/19-99 (AMBAC) . . . . . . . . .      1,750,000     1,942,500
Harrisburg Water Authority Revenue 7.00% 7/15/15-01 (FGIC) . . . . . . . . . . . . . . . . . . . . . .     12,000,000    13,560,000
Harrisburg Water and Sewer Authority Revenue (Dauphin County)
 Series 88A 8.00% 11/1/2012-98 (AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,000,000     6,577,500
Huntingdon Borough General Obligation 7.50% 12/1/17-97 . . . . . . . . . . . . . . . . . . . . . . . .        875,000       938,439
Lackawanna County Multi-Purpose Stadium Authority Stadium Revenue Guaranteed 8.625% 8/15/07-98 . . . .        700,000       804,125
Lehigh County General Purpose Authority Hospital Revenue (HealthEast, Inc.) 9.00% 7/1/15-97. . . . . .      6,000,000     6,622,500
Lehigh County Industrial Development Authority Pollution Control Revenue (Pennsylvania Power & Light)
 9.375% 7/1/15-95. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,895,000     2,952,900
Montgomery County Higher Education and Health Authority Hospital Revenue (Bryn Mawr Hospital Project)
 9.375% 12/1/19-97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,500,000     2,828,125
Pennsylvania Higher Educational Facilities Authority College & University Revenue (Holy Family)
 8.00% 12/1/06-98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        380,000       422,750
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue
(City of Philadelphia Funding Program)
 6.80% 6/15/22-02. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,125,000     2,401,250
Pennsylvania State University Revenue Series 89 6.75% 7/1/14-99  . . . . . . . . . . . . . . . . . . .     14,195,000    15,649,988


MUNICIPAL BONDS (Continued)
Pre-Refunded Bonds (Continued)
Pennsylvania Turnpike Commission Turnpike Revenue
                                                                                                           Principal     Market
                                                                                                             Amount       Value

 Series A 7.875% 12/1/15-96   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $19,830,000   $21,193,313
 Series D 7.625% 12/1/17-98 (FGIC). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,500,000     3,924,375
 Series E 7.55% 12/1/17-99 (MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      495,000       566,156
 Series I 7.20% 12/1/17-01 (FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,915,000    10,374,831
 Series J 7.20% 12/1/17-01 (FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,995,000    10,467,931
 Series K 7.50% 12/1/19-99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,000,000    11,412,500
Philadelphia General Obligation 8.125% 8/1/17-97. . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,410,000     8,104,688
Philadelphia Municipal Authority Revenue 7.875% 7/15/17-97. . . . . . . . . . . . . . . . . . . . . . .   15,850,000    17,256,688
Philadelphia Regional Port Revenue Lease Authority 7.15% 8/1/20-00 (MBIA) . . . . . . . . . . . . . . .   16,315,000    18,313,588
Philadelphia Water & Sewer Revenue 7.00% 8/1/18-01  . . . . . . . . . . . . . . . . . . . . . . . . . .   20,650,000    23,360,313
Pittsburgh School District Authority Revenue 7.10% 2/1/15-98 (AMBAC). . . . . . . . . . . . . . . . . .    2,665,000     2,898,188
Puerto Rico (Commonwealth of) General Obligation
  8.00% 7/1/07-98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,545,000     2,853,581
  7.25% 7/1/10-00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,370,000     1,563,513
  7.75% 7/1/13-98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12,775,000    14,244,125
  7.75% 7/1/17-99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,700,000     8,749,125
  6.50% 7/1/18-99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,745,000     2,964,600
  7.30% 7/1/20-00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,500,000     1,717,500
Sewickley Valley Hospital Authority Revenue Refunding (Sewickley Valley Hospital Project)
  7.50% 10/1/06-99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,295,000     1,469,825
Swarthmore Borough Authority (Swarthmore College)
  7.375% 9/15/08-98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,810,000     1,997,788
  7.375% 9/15/20-00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14,000,000    15,977,500
University Area Joint Authority Water and Sewer Revenue 7.10% 9/1/20-00 (MBIA)  . . . . . . . . . . . .    6,000,000     6,735,000
Upper Darby Township (Delaware County) General Obligation 7.875% 7/15/18-98 . . . . . . . . . . . . . .    4,345,000     4,774,069
Washington County Authority Revenue (Shadyside Hospital) Series 85D, 7.45% 12/15/18-00 (AMBAC)  . . . .    7,500,000     8,671,875
York County Hospital Revenue Authority (York Hospital) 7.00% 7/1/21-01 (AMBAC). . . . . . . . . . . . .    9,500,000    10,782,490
                                                                                                                       -----------
                                                                                                                       321,968,291
                                                                                                                       -----------
School Authority/District -- 0.72%
Altoona Area School District (Blair County) (Escrowed to Maturity) 10.00% 6/15/98 . . . . . . . . . . .      430,000       456,875
Dauphin County School District Pooled Financing General Obligation (Central Fulton) 7.75% 6/1/26  . . .    3,000,000     3,026,250
Lakeland School District General Obligation (Lackawanna County) 9.50% 8/15/10 . . . . . . . . . . . . .    1,000,000     1,021,250
Pottsville Area School District (Escrowed to Maturity) 9.375% 5/1/06 (AMBAC)  . . . . . . . . . . . . .      900,000     1,150,875
Southmoreland School District (Escrowed to Maturity) 10.50% 10/1/97 (AMBAC) . . . . . . . . . . . . . .      655,000       692,663
Waynesboro Area School District General Obligation 5.50% 2/1/12 . . . . . . . . . . . . . . . . . . . .    1,000,000       971,250
                                                                                                                       -----------
                                                                                                                         7,319,163
                                                                                                                       -----------
Transportation Revenue Bonds -- 3.21%
Pennsylvania State Turnpike Commission Turnpike Revenue
 Series L 6.25% 6/1/11 (AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9,000,000     9,315,000
 Series N 6.50%  12/1/13 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3,000,000     3,142,500
 Series N 5.50% 12/1/17. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14,000,000    13,265,000
 Series N 5.50% 12/1/17 (MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,000,000     1,892,500
Philadelphia Airport Revenue (Philadelphia Airport System) 9.00% 6/15/15 . . . . . . . . . . . . . . . .   4,730,000     4,919,200
                                                                                                                        ----------
                                                                                                                        32,534,200
                                                                                                                        ----------

8

MUNICIPAL BONDS (Continued)
Waste Disposal Revenue Bonds -- 2.23%
                                                                                                           Principal     Market
                                                                                                             Amount       Value
Greater Lebanon Refuse Authority Revenue Refunding (Lancaster County) 7.00% 11/15/04  . . . . . . . . .  $ 1,200,000   $ 1,284,000
York County Solid Waste and Refuse Authority Revenue 8.20% 12/1/14. . . . . . . . . . . . . . . . . . .   19,500,000    21,376,875
                                                                                                                       -----------
                                                                                                                        22,660,875
                                                                                                                       -----------
Water & Sewer Revenue Bonds -- 1.50%
Dauphin County Industrial Development Authority Water Development Revenue Series 92B 6.70% 6/1/17 . . .    1,750,000     1,879,063
Pittsburgh Water & Sewer Revenue
  7.25% 9/1/14 (FGIC) (Escrowed to Maturity)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9,000,000    10,293,750
  5.00% 9/1/23 (FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,500,000     3,045,000
                                                                                                                       -----------
                                                                                                                        15,217,813
                                                                                                                       -----------
Other General Obligation Bonds -- 4.89%
Erie County General Obligation 5.25% 9/1/12 (FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . .    1,570,000     1,475,800
Falls Township General Obligation 7.00% 12/15/10 (MBIA) . . . . . . . . . . . . . . . . . . . . . . . .    3,000,000     3,300,000
New Morgan General Obligation Guaranteed Revenue 8.00% 11/1/05. . . . . . . . . . . . . . . . . . . . .   10,000,000    10,137,500
Puerto Rico (Commonwealth of) General Obligation
  7.125% 7/1/02 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,895,000     2,015,806
  0% 7/1/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45,380,000    28,362,500
  8.00% 7/1/07. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      715,000       786,500
  6.00% 7/1/22. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,585,000     3,513,300
                                                                                                                       -----------
                                                                                                                        49,591,406
                                                                                                                       -----------
Other Revenue Bonds -- 14.22%
Cambria County Hospital Development Authority Health Care Revenue
 (Allegheny Lutheran Social Ministries Project) 8.25% 6/15/17 . . . . . . . . . . . . . . . . . . . . .    3,250,000     3,384,063
Delaware County Authority Revenue (Main Line & Haverford Nursing and Rehabilitation Center)
  9.00% 8/1/22. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000     2,135,000
Delaware River Port Authority 6.50% 1/1/08 (AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .   15,295,000    15,925,919
Lancaster Parking Authority Revenue Refunding (Lancaster County) 9.50% 1/1/12 . . . . . . . . . . . . .      800,000       810,000
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue
  (City of Philadelphia Funding Program) 5.60% 6/15/15 (MBIA) . . . . . . . . . . . . . . . . . . . . .    2,245,000     2,169,231
  (City of Philadelphia Funding Program) 5.00% 6/15/22 (MBIA) . . . . . . . . . . . . . . . . . . . . .   20,845,000    18,109,094
Pennsylvania Public School Building Authority Lease Revenue (Escrowed to Maturity) 10.375% 11/1/06. . .       35,000        35,569
Pennsylvania State Finance Authority Revenue 6.60% 11/1/09. . . . . . . . . . . . . . . . . . . . . . .   20,000,000    21,100,000
Philadelphia Authority For Industrial Development Revenue
  (Gallery II Garage Project) 6.40% 2/15/13 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9,150,000     8,509,500
**(American Fiber Supply Project) 8.00% 12/1/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15,900,000    16,218,000
 (Cathedral Village) 7.25% 4/1/15 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,000,000     1,950,000
Philadelphia Gas Works Revenue 0% 1/1/12 (AMBAC). . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,500,000       965,625
Philadelphia Municipal Authority Revenue Lease
  Series D 6.00% 7/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,000,000     4,045,000
  Series B 6.40% 11/15/16 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   40,870,000    40,972,175
Puerto Rico Electric Power Authority Power Revenue Series X 5.50% 7/1/25  . . . . . . . . . . . . . . .    7,000,000     6,422,500
Westmoreland County Municipal Authority Municipal Service Revenue A 0.00% 8/15/23 (FGIC)  . . . . . . .    8,000,000     1,440,000
                                                                                                                       -----------
                                                                                                                       144,191,676
                                                                                                                       -----------

                                                                               9

                                                                                                                       Market
                                                                                                                        Value

TOTAL MARKET VALUE OF SECURITIES OWNED -- 99.65% (cost $952,786,874)  . . . . . . . . . . . . . . . . . . . . . .   $1,010,466,681
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES -- .35% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,521,455
                                                                                                                     -------------
NET ASSETS APPLICABLE TO 118,831,537 TAX-FREE PENNSYLVANIA FUND A CLASS SHARES AND 2,005,622
 TAX-FREE PENNSYLVANIA FUND B CLASS SHARES OUTSTANDING; EQUIVALENT TO $8.39
 PER SHARE -- 100.00% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,013,988,136
                                                                                                                    ==============
----------
   AMBAC - Insured by AMBAC Indemnity Corporation.
   FGIC - Insured by the Financial Guaranty Insurance Company.
   FHA - Insured by the Federal Housing Administration.
   MBIA - Insured by the Municipal Bond Insurance Association.
 **This security is subject to the federal alternative minimum tax.
***For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

COMPONENTS OF NET ASSETS AT AUGUST 31, 1995.
Capital shares (unlimited authorization-no par value). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  953,189,316
Accumulated undistributed gain:
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,119,013
  Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      57,679,807
                                                                                                                    --------------
Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,013,988,136
                                                                                                                    ==============


                             See accompanying notes

DMC Tax-Free Income Trust-Pennsylvania
Statement of Operations
Six Months Ended August 31, 1995
(Unaudited)

INVESTMENT INCOME:
Interest .........................................    $33,854,324

EXPENSES:
Management fees $2,910,037
 and trustees' fees $11,476 ......................    $ 2,921,513
Distribution expenses ............................      1,009,927
Dividend disbursing and transfer agent
 fees and expenses ...............................        337,818
Salaries .........................................        134,133
Reports and statements to shareholders ...........         44,711
Professional fees ................................         16,900
Other ............................................        108,516      4,573,518
                                                      -----------    -----------
NET INVESTMENT INCOME ............................                    29,280,806
                                                                     -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain from security transactions ...................       5,971,917
Net unrealized appreciation of investments
 during the period .............................................      19,618,725
                                                                     -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS ...........................................      25,590,642
                                                                     -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .....................................     $54,871,448
                                                                     ===========
                             See accompanying notes

DMC Tax-Free Income Trust-Pennsylvania
Statement of Changes in Net Assets
August 31, 1995
                                               Six Months
                                                 Ended              Year Ended
                                                8/31/95               2/28/95
                                               Unaudited
OPERATIONS:
Net investment income ..................    $    29,280,806     $    59,783,435
Net realized gain (loss)
 from security transactions ............          5,971,917          (2,683,926)
Net unrealized appreciation
 (depreciation) during the period ......         19,618,725         (49,900,367)
                                            ---------------     ---------------
Net increase in net assets resulting
 from operations .......................         54,871,448           7,199,142
                                            ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
Tax-Free Pennsylvania Fund A Class .....        (28,945,131)        (59,553,344)
Tax-Free Pennsylvania Fund B Class .....           (335,675)           (230,091)
                                            ---------------     ---------------
                                                (29,280,806)        (59,783,435)
                                            ---------------     ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Tax-Free Pennsylvania Fund A Class ....         34,630,447          87,435,054
 Tax-Free Pennsylvania Fund B Class ....          6,372,199          10,316,892
Net asset value of shares issued
 upon reinvestment of dividends
 from net investment income:
  Tax-Free Pennsylvania Fund A Class ...         17,167,425          35,336,019
  Tax-Free Pennsylvania Fund B Class ...            222,027             150,420
                                            ---------------     ---------------
                                                 58,392,098         133,238,385
Cost of share repurchased:
 Tax-Free Pennsylvania Fund A Class ....        (56,213,249)       (120,782,840)
 Tax-Free Pennsylvania Fund B Class ....           (332,860)           (223,211)
                                            ---------------     ---------------
                                                (56,546,109)       (121,006,051)
                                            ---------------     ---------------
Increase in net assets derived from
 capital share transactions ............          1,845,989          12,232,334
                                            ---------------     ---------------
NET INCREASE (DECREASE)
 IN NET ASSETS .........................         27,436,631         (40,351,959)
                                            ---------------     ---------------
NET ASSETS:
Beginning of period ....................        986,551,505       1,026,903,464
                                            ---------------     ---------------
End of period ..........................    $ 1,013,988,136     $   986,551,505
                                            ---------------     ---------------

                             See accompanying notes
                                                                              11

DMC Tax-Free Income Trust-Pennsylvania
Notes to Financial Statements
August 31, 1995
(Unaudited)

DMC Tax-Free Income Trust-Pennsylvania (the "Trust") is a nondiversified open-end investment company organized as a Pennsylvania Business Trust and is registered under the Investment Company Act of 1940, as amended. The Trust offers two classes of shares.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Trust for financial statement preparation:

Security Valuation - Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost.

Federal Income Taxes - The Trust intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

Class Accounting - Expenses directly attributable to a class are charged to that class. Other common expenses are prorated between all classes of the Trust.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Original issue discounts are accreted and premiums are amortized to interest income over the lives of the respective securities. The Trust declares dividends daily from net investment income and pays such dividends monthly.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Trust pays Delaware Management Company, Inc. (DMC), the Investment Manger of the Trust, an annual fee which is calculated daily at the rate of 0.60% of the first $500 million of average daily net assets of the Trust, 0.575% on the next $250 million and 0.55% on the average daily net assets over $750 million, less all amounts paid to the trustees. At August 31, 1995, the Trust had a liability for investment management fees and other expenses payable to DMC of $37,829.

Pursuant to the Distribution Agreement, the Trust pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class. At August 31, 1995, the Trust had a liability for distribution fees and other expenses payable to DDLP of $22,488. For the six months ended August 31, 1995, the Trust paid DDLP $161,676 for commissions earned on sales of Tax-Free Pennsylvania Fund A Class shares.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Trust. For the six months ended August 31, 1995, the Trust expensed $337,818 for these services. At August 31, 1995, the Trust had a liability for such fees and other expenses payable to DSC of $43,707.

Certain officers of the Investment Manager are officers, directors, and/or employees of the Trust. These officers, directors and employees are paid no compensation by the Trust.

On April 3, 1995, Delaware Management Holdings, Inc., the indirect parent of DMC, DDLP and DSC, through a merger transaction (the "Merger") became a wholly-owned subsidiary of Lincoln National Corporation. Other than the resulting change in ownership, the Merger will not materially change the manner in which DMC, DDLP or DSC have heretofore conducted their relationship with the Trust.

3. Investments
During the six months ended August 31, 1995, the Trust made purchases of $147,686,428 and sales of $130,800,438 of investment securities other than U.S. Government securities and temporary cash investments.

At August 31, 1995 unrealized appreciation for financial reporting and federal income tax purposes aggregated $57,679,807 of which $62,823,147 related to unrealized appreciation of securities and $5,143,340 related to unrealized depreciation of securities.

The realized gain for federal income tax purposes was $5,971,065 for the six months ended August 31, 1995. For federal income tax purposes, the Trust had accumulated capital losses at February 28, 1995, of $2,859,869 which may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1997-$172,875 and 2003-$2,686,994.

On August 31, 1995, the Trust had a payable for investment securities purchased of $10,742,926.

4. Trust Shares
Transactions in Trust shares were as follows:
                                                      Six Months
                                                        Ended       Year Ended
                                                       8/31/95        2/28/95
Shares sold:
 Tax-Free Pennsylvania Fund A Class .............     4,179,322      10,622,689
 Tax-Free Pennsylvania Fund B Class .............       753,247       1,260,370
Shares issued upon reinvestment of dividends
 from net investment income:
  Tax-Free Pennsylvania Fund A Class ............     2,062,303       4,320,331
  Tax-Free Pennsylvania Fund B Class ............        26,655          18,603
                                                      7,021,527      16,221,993
Shares repurchased:
 Tax-Free Pennsylvania Fund A Class .............    (6,779,058)    (14,828,773)
 Tax-Free Pennsylvania Fund B Class .............       (26,115)        (27,138)
                                                     (6,805,173)    (14,855,911)
 Net increase ...................................       216,354       1,366,082


5. Lines of Credit
The Trust has a committed line of credit for $20 million. No amount was outstanding at August 31, 1995, or at any time during the period.

6. Concentration of Credit Risk
The Trust concentrates its investments mainly in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

7. Financial Highlights
Selected data for each share of the Trust outstanding throughout each period were as follows:


                                                                                                                   Tax-Free
                                                            Tax-Free Pennsylvania Fund A Class            Pennsylvania Fund B Class
                                             -----------------------------------------------------------  -------------------------
                                             Six Months                                                     Six Months Period from
                                               Ended                       Year Ended                          Ended    5/2/94\3 to
                                              8/31/95\4   2/28/95   2/28/94   2/28/93\2  2/29/92   2/28/91   8/31/95\4    4/28/95

Net asset value, beginning of period .....   $  8.180    $ 8.610    $ 8.630    $ 8.110   $ 7.800    $ 7.800    $ 8.180    $ 8.310

Income from investment operations:
  Net investment income ..................      0.241      0.494      0.496      0.514     0.532      0.542      0.209      0.353
  Net realized and unrealized gain
  (loss) from security transactions ......      0.210     (0.430)    (0.020)     0.520     0.310       --        0.210     (0.130)
                                             --------    -------     ------     ------    ------     ------     ------     ------
  Total from investment operations .......      0.451      0.064      0.476      1.034     0.842      0.542      0.419      0.223
                                             --------    -------     ------     ------    ------     ------     ------     ------

Less distributions:
  Dividends from net investment income ...     (0.241)    (0.494)    (0.496)    (0.514)   (0.532)    (0.542)    (0.209)    (0.353)
                                             --------    -------     ------     ------    ------     ------     ------     ------
  Total distributions ....................     (0.241)    (0.494)    (0.496)    (0.514)   (0.532)    (0.542)    (0.209)    (0.353)
                                             --------    -------     ------     ------    ------     ------     ------     ------
Net asset value, end of period ...........   $  8.390    $ 8.180     $8.610    $ 8.630    $ .110    $ 7.800    $ 8.390    $ 8.180
                                             ========    =======     ======    =======    ======    =======    =======    =======
Total return\1  ..........................       5.59%      0.91%      5.64%     13.20%    11.11%      7.24%      5.16%      2.79%

Ratios/supplemental data:
  Net assets, end of period (000 omitted)    $997,158   $976,313 $1,026,903   $940,616  $766,625   $668,345    $16,830    $10,239
  Ratio of expenses to average net assets       0.89%      0.90%       0.88%      0.83%     0.72%      0.72%      1.70%      1.73%
  Ratio of net investment income to
   average net assets . . . . . . . .           5.79%      6.03%       5.70%      6.18%     6.65%      7.00%      4.98%      5.20%
  Portfolio turnover. . . . . . . . .             26%        18%         14%        11%        7%        31%        26%        18%

------------
1 Does not reflect maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for the Tax-Free Pennsylvania
  Fund A Class and contingent deferred sales charge for Tax-Free Pennsylvania Fund B Class.
2 Reflects 12b-1 distribution expenses beginning June 1, 1992.
3 Date of initial public offering; ratios have been annualized and total return has not been annualized.
4 Ratios have been annualized and total return has not been annualized.

A report on DMC Tax-free Income Trust - Pennsylvania Fund's Annual Meeting

At an annual meeting of shareholders held on March 29, 1995, the following matters were submitted for shareholder vote: the election of directors, the ratification of the selection of Ernst & Young LLP as independent auditors of the Fund and the approval of a new investment management agreement. The new investment management agreement was proposed in connection with the April 3, 1995, merger of Delaware Management Holdings, Inc. (the parent of Delaware Management Company, Inc.) and a subsidiary of Lincoln National Corporation. Whenever there is a change in control of an investment manager, the Investment Company Act of 1940 requires shareholders to vote on a new investment management agreement.

Below are the names of each director elected at the meeting as well as the results of the other matters voted on by shareholders.



                                                                                                   Number of Votes*
                                                                                  ------------------------------------------------
                                                                                      For         Against/Withheld    Abstentions
Election of Directors:
  Wayne A.Stork .......................................................           82,722,058           1,996,250            --
  Walter P.Babich .....................................................           82,732,715           1,985,593            --
  Anthony D. Knerr ....................................................           82,732,547           1,985,761            --
  Ann R. Leven ........................................................           82,731,796           1,986,512            --
  W. Thacher Longstreth ...............................................           82,692,712           2,025,596            --
  Charles E. Peck .....................................................           82,732,258           1,986,050            --

Selection of Ernst & Young LLP as
  Independent Auditors ................................................           81,435,517             392,715        2,890,075

Approval of the New
  Investment Management
  Agreement ...........................................................           79,414,415           1,400,508        3,903,384


* Please note that the results of this meeting were not audited by Ernst &
 Young LLP.
                                                                              14

This semi-annual report is for the information of Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. Summary investment results are documented in the current Statement of Additional Information. If used with prospective investors, this report must be accompanied by a Tax-Free Pennsylvania Fund Performance Update for the most recently completed calendar quarter. The figures in this report represent past results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

DELAWARE GROUP
==========================================
OF FUNDS
==========================================


FOR GROWTH OF CAPITAL
Trend Fund
DelCap Fund
Value Fund

FOR TOTAL RETURN
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
Delaware Fund

FOR GLOBAL DIVERSIFICATION
International Equity Fund
Global Assets Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
U.S. Government Fund
Limited-Term Government Fund

FOR TAX-FREE CURRENT INCOME
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
Tax-Free Pennsylvania Fund

MONEY MARKET FUNDS
Delaware Cash Reserve
U.S. Government Money Fund
Tax-Free Money Fund

CLOSED-END EQUITY/INCOME*
Dividend and Income Fund
Global Dividend and Income Fund

For a prospectus of any Delaware Group fund, contact your financial adviser or Delaware Group.

* Delaware Group Dividend and Income Fund and Delaware Group Global Dividend and Income Fund purchases can be made through any registered broker.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, are not obligations of any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

This report must be preceded or accompanied by a current Tax-Free
Pennsylvania Fund prospectus.







INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING, DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

Nationwide (800) 523-4640

SECURITIES DEALERS ONLY
Nationwide (800) 362-7500



Copy Rights Delaware Distributors, L.P.


Printed in the U.S.A. on recycled paper.

SA - 007 [8/95] PP10/95



                                          ==================
                                          TAX-FREE

                                          PENNSYLVANIA

                                          FUND
                                          ==================



                              1995

                                    SEMI-ANNUAL

                              REPORT












                              A Tradition of Sound Investing Since 1929


                                         DELAWARE
                                         GROUP
                                         =====================
                                         Philadelphia * London